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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04889
H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)
30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments

H&Q LIFE SCIENCES INVESTORS
SCHEDULE OF INVESTMENTS
December 31, 2004

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES - 15.3% of Net Assets
	Convertible Preferred (Restricted) - 15.2% (see table below)
	Drug Discovery Technologies - 3.1%
1,587,302	Agilix Corporation Series B*^	$380,952
566,958	Avalon Pharmaceuticals Series B*	680,350
250,000	Ceres, Inc. Series C*	1,500,000
18,296	Ceres, Inc. Series C-1*#	109,776
174,200	Ceres, Inc. Series D*#	1,045,200
932,488	Galileo Pharmaceuticals, Inc. Series F-1*	326,371
808,473	Idun Pharmaceuticals, Inc. Series A-1*	1,657,370
308,642	Idun Pharmaceuticals, Inc. Series B-1*	493,827
1,150,000	Triad Therapeutics, Inc. Series A*	1,150
350,000	Triad Therapeutics, Inc. Series B*	350
800,000	Triad Therapeutics, Inc. Series C*	16,000
200,000	Zyomyx, Inc. Series A New*	20,000
200	Zyomyx, Inc. Series B New*	20
	Emerging Biopharmaceuticals - 4.4%
634,921	Agensys, Inc. Series C*	2,000,001
1,724,138	Corus Pharma, Inc. Series C*	2,000,000
1,212,121	Raven biotechnologies, Inc. Series B*	1,006,060
1,872,772	Raven biotechnologies, Inc. Series C*	1,554,401
30,920	Therion Biologics Corporation Series A*	55,656
160,000	Therion Biologics Corporation Series B*#	288,000
271,808	Therion Biologics Corporation Series C*	489,254
28,991	Therion Biologics Corporation Sinking Fund*	290
1,400,000	Xanthus Life Sciences, Inc. Series B*	1,400,000
	Healthcare Services - 3.7%
1,051,429	CardioNet, Inc. Series C*	3,680,002
322,168	CytoLogix Corporation Series A*^	265,789
151,420	CytoLogix Corporation Series B*#^	124,922
3,589,744	PHT Corporation Series D*^	2,800,000
802,996	PHT Corporation Series E*^	626,336
	Medical Devices and Diagnostics - 4.0%
3,235,293	Concentric Medical, Inc. Series B*^	2,782,352
1,162,790	Concentric Medical, Inc. Series C*^	999,999
177,778	EPR, Inc. Series A*	1,778
130,000	Masimo Corporation Series D*	1,430,000
1,088,436	OmniSonics Medical Technologies, Inc. Series B*	1,454,150
1,031,992	OmniSonics Medical Technologies, Inc. Series C*	1,200,000
434,782	TherOx, Inc. Series H*	165,217
		$30,555,573

PRINCIPAL AMOUNT
	Convertible Bonds and Notes (Restricted - 0.1%)
	Healthcare Services - 0.06%
$112,224	CytoLogix Corporation 6.75% Cvt. Note, Ŧ^ (see table below)	$112,224
	Medical Devices and Diagnostics - 0.07%
133,515	TherOx, Inc. 6.0% Bridge Note, due 2006# (see table below)	133,515
		$245,739
	TOTAL CONVERTIBLE SECURITIES (Cost $43,561,183)	$30,801,312

SHARES
	COMMON STOCKS - 73.9%
	Biopharmaceuticals - 25.0%
114,945	Amgen, Inc.*	$7,373,722
95,900	Celgene Corporation*	2,544,227
588,182	Cubist Pharmaceuticals, Inc.*	6,958,193
101,000	Genzyme Corporation*	5,865,070
150,000	Gilead Sciences, Inc.*	5,248,500
59,000	Imclone Systems, Inc.*	2,718,720
197,000	MedImmune, Inc.*	5,340,670
240,000	Millennium Pharmaceuticals, Inc.*	2,908,800
112,200	NPS Pharmaceuticals. Inc.*	2,051,016
72,200	Neurocrine Biosciences, Inc.*	3,559,460
115,600	Pfizer, Inc.	3,108,484
174,500	Pozen, Inc.*	1,268,615
312,200	Vivus, Inc.*	1,389,290
		50,334,767
	Drug Delivery - 3.6%
107,576	Connetics Corporation*	2,613,021

500,355	DepoMed, Inc.*	2,701,917
134,180	Penwest Pharmaceuticals Co.*	1,604,793
34,000	Penwest Pharmaceuticals Co. (Restricted)* (see table below)	345,644
		7,265,375
	Drug Discovery Technologies - 4.4%
525,400	deCODE Genetics, Inc.*	4,103,374
571,428	Senomyx, Inc.*	4,731,424
200,000	Zyomyx, Inc. (Restricted)* (see table below)	2,000
		8,836,798
	Emerging Biopharmaceuticals - 20.7%
283,868	ACADIA Pharmaceuticals, Inc.*	1,921,786
353,000	Adolor Corporation*	3,501,760
323,959	Ariad Pharmaceuticals, Inc.*	2,407,015
215,829	Cytokinetics, Inc.*	2,212,247
113,900	DOV Pharmaceutical, Inc.*	2,055,895
357,163	Dyax Corporation*	2,578,717
489,400	Exelixis, Inc.*	4,649,300
382,600	Guilford Pharmaceuticals, Inc.*	1,893,870
380,700	Kosan Biosciences, Inc.*	2,638,251
93,880	Momenta Pharmaceuticals, Inc.*	662,793
255,400	Myogen, Inc.*	2,061,078
50,080	Myogen, Inc., Warrants*	13,791
215,050	Neurogen Corporation*	2,012,868
72,230	Nuvelo, Inc.*	711,466
232,600	Sangamo BioSciences, Inc.*	1,395,600
272,808	Seattle Genetics, Inc.*	1,781,436
676,924	Sirna Therapeutics, Inc.*	2,139,080
138,214	Telik, Inc.*	2,645,416
39,914	Tercica, Inc.*	399,539
82,113	Theravance, Inc.*	1,469,823
177,103	Theravance, Inc. (Restricted)* (see table below)	2,536,115
22,224	Therion Biologics Corporation (Restricted) C-2 Units*# (see table below)	40,003
146,982	Therion Biologics Corporation (Restricted)* (see table below)	1,470
		41,729,319
	Generic Pharmaceuticals - 8.2%
85,300	Barr Pharmaceuticals, Inc.*	3,884,562
277,131	Impax Laboratories, Inc.*	4,400,840
172,250	IVAX Corporation*	2,724,995
70,000	Par Pharmaceutical Companies, Inc.*	2,896,600
82,800	Teva Pharmaceutical Industries, Ltd. ADR	2,472,408
		16,379,405
	Healthcare Services - 3.2%
17,416	DakoCytomation, Inc. (Restricted)< (see table below)	181,301
140,000	Provident Senior Living Trust (Restricted)Θ (see table below)	2,100,000
204,139	Syntiro Healthcare Services (Restricted)*# (see table below)	2,041
503,000	WebMD Corporation*	4,104,480
		6,387,822

	Medical Devices and Diagnostics - 8.8%
618,799	Conor Medsystems, Inc. (Restricted)* (see table below)	6,427,775
83,774	IDEXX Laboratories, Inc.*	4,573,224
130,000	Masimo Corporation (Restricted)* (see table below)	1,300
680,000	Orthovita, Inc.*	2,849,200
139,019	Songbird Hearing, Inc. (Restricted)* (see table below)	1,390
364,583	VNUS Medical Technologies, Inc. (Restricted)* (see table below)	3,943,331
		17,796,220

	TOTAL COMMON STOCKS (Cost $110,059,894)	$148,729,706

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS - 10.4%
$3,000,000	American Express Credit Corp.; 2.26%, due 1/4/05	2,999,435
5,000,000	American Express Credit Corp.; 2.21%, due 1/10/05	4,997,237
9,000,000	General Electric Corp.; 2.1%, due 1/3/05	8,998,950
935,000	State Street Repo.; .50%, due 1/3/05	935,000
1,000,000	U.S. Treasury Bills; 2.01% due 1/6/05	999,721
2,000,000	U.S. Treasury Bills; 1.8041% due 1/20/05	1,998,096
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,928,439)	20,928,439

	TOTAL INVESTMENTS - 99.6% (Cost $174,549,546)	$200,459,457

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	800,051

	NET ASSETS - 100.0%	$201,259,508

*            Non income-producing security

#            With warrants attached

<            Foreign security

Ŧ           Variable maturity

^             Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $8,092,574).

Θ          Real Estate Investment Trust

ADR American Depository Receipt

At December 31, 2004, the total cost of securities for Federal income tax purposed was $174,735,774.

The net unrealized gain on securities held by the Fund was $25,909,911, including gross unrealized gain of $51,835,151, and gross unrealized losss of $25,925,240.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2004, as determined by the Trustees of the Fund.

Security	Acquisition Date	Cost	Carrying Value per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02	$2,003,383	$3.15	$2,000,001

Agilix Corporation^
Series B Cvt. Pfd.	11/8/01	2,009,507	0.24	380,952

Avalon Pharmaceuticals
Series B Cvt. Pfd.	10/22/01	2,005,767	1.20	680,350

CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	3,699,455	3.50	3,680,002

Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,875	6.00	1,500,000
Series C-1 Cvt. Pfd.#	3/31/01	74,325	6.00	109,776
Series D Cvt. Pfd.#	3/14/01	1,046,778	6.00	1,045,200

Concentric Medical, Inc.^
Series B Cvt. Pfd.	5/7/02 - 1/24/03	2,219,473	0.86	2,782,352
Series C Cvt. Pfd.	12/19/03	999,999	0.86	999,999

Conor MedSystems, Inc.
Restricted Common	10/23/03-8/6/04	1,954,131	10.39	6,427,775

Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	2,001,464	1.16	2,000,000

CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,077,913	0.83	265,789
Series B Cvt. Pfd.#	1/11/01	506,622	0.83	124,922
Cvt. Note #	5/29/02	112,224	1.00	112,224

DakoCytomation, Inc.
Restricted Common	6/14/04	734,913	10.41	181,301

EPR, Inc.
Series A Cvt. Pfd.	3/9/94	800,331	0.01	1,778

Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	2,001,929	0.35	326,371

Idun Pharmaceuticals, Inc.
Series A-1 Cvt. Pfd.	11/26/02	2,001,311	2.05	1,657,370
Series B-1 Cvt. Pfd.	5/24/04	494,479	1.60	493,827

Masimo Corporation
Series D Cvt. Pfd.	8/14/96	910,027	11.00	1,430,000
Restricted Common	3/31/98	0	0.01	1,300

Omnisonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	1,606,312	1.34	1,454,150
Series C Cvt. Pfd.	10/1/03	1,200,224	1.16	1,200,000

Penwest Pharmaceuticals Co.à
Restricted Common	12/10/04	380,800	10.17	345,644

PHT Corporation^
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000

Series E Cvt. Pf.	9/12/03-10/19/04	627,472	0.78	626,336

Provident Senior Living Trust
Restricted Common	7/26/04	2,100,469	15.00	2,100,000

Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	2,001,150	0.83	1,006,060
Series C Cvt. Pfd.	11/26/02	1,554,400	0.83	1,554,401

Songbird Hearing, Inc.
Restricted Common	12/14/00	2,003,239	0.01	1,390

Syntiro Heathcare Services
Restricted Common #	2/5/97	800,325	0.01	2,041

Theravance, Inc.
Restricted Common	2/5/99-8/28/00	2,402,185	14.31	2,536,115

Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	289,847	1.80	55,656
Series B Cvt. Pfd. #	6/22/99	600,609	1.80	288,000
Series C Cvt. Pfd.	9/26/01-10/15/01	1,019,568	1.80	489,254
Sinking Fund Cvt. Pfd	10/18/94-4/3/96	582,505	0.01	290
Series C-2 Cvt. Pfd. #	8/13/03	40,003	1.80	40,003
Restricted Common	6/30/93	251,642	0.01	1,470

TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,473	0.38	165,217
Bridge Note #	1/28/04	133,515	1.00	133,515

Triad Therapeutics, Inc.
Series A Cvt. Pfd.	6/8/99	1,151,067	0.00	1,150
Series B Cvt. Pfd.	1/10/03	702,090	0.00	350
Series C Cvt. Pfd.	12/20/00-11/25/02	613,772	0.02	16,000

VNUS Medical Technologies, Inc.
Restricted Common	8/20/01	2,800,000	10.82	3,943,331

Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03	1,400,880	1.00	1,400,000

Zyomyx, Inc.
New Restricted Common	2/19/99-7/22/02	2,401,101	0.01	2,000
Series A New Cvt. Pfd.	2/19/99-1/12/04	199,800	0.10	20,000
Series B New Cvt. Pfd.	3/31/04	112	0.10	20
		$59,323,307		$46,383,682	±

#            With warrants attached.

^             Affiliated issuers.

à            During the period from October 25, 2004 to December 10, 2004 the Fund purchased non-restricted common of the same issuer at prices ranging from $10.33 to $11.20.

±            Represents 23% of the Fund’s net asset as of December 31, 2004

Exhibit 1

Item 2. Controls and Procedures.

(a)  Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT’S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOW TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii)

THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b)  Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR  270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H & Q Life Sciences Investors

By (Signature and Title)*	/s/ Daniel Omstead, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	H & Q Life Sciences Investors

By (Signature and Title)*	/s/ Kathleen Eckert, Treasurer

Date	March 1, 2005

*Print the name and title of each signing officer under his or her signature.